Non Current Liabilities - Employee Benefits	12 Months Ended
Jun. 30, 2021
Statement [line items]
Non Current Liabilities - Employee Benefits	NOTE 18. NON CURRENT LIABILITIES – EMPLOYEE BENEFITS

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$
Long service leave	85,448	61,978
Provision for retirement payment	3,467	—
	88,915	61,978